LEASES (Details 1) - Finance Lease [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
2022	$ 87,349	$ 85,231
2023	71,591	72,849
2024	43,547	55,765
2025		27,744
2026 and Thereafter	24,868	4,211
Remainder of 2022	48,385
Total undiscounted finance lease payments	275,740	245,800
Less: Imputed interest	(28,403)	(24,321)
Present value of finance lease liabilities	$ 247,337	$ 221,479